UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chatham Capital Group Inc.
Address: 500 Stephenson Avenue
         Savannah, GA  31405

13F File Number:  28-05657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Frederick R. Muller
Title:     Chief Compliance Officer
Phone:     912-691-2320

Signature, Place, and Date of Signing:

     /s/  Frederick R. Muller     Savannah, GA     September 09, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $8,886 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                GSCI TTL RET36   06738C794      404     6915 SH       SOLE                     6915        0        0
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      428     7400 SH       SOLE                     7400        0        0
ISHARES TR                     US TIPS BD FD    464287176     2090    19015 SH       SOLE                    19015        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     3646   124235 SH       SOLE                   124235        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      871    15930 SH       SOLE                    15930        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105      559    19200 SH       SOLE                    19200        0        0
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102      397    11500 SH       SOLE                    11500        0        0
VAN KAMPEN SENIOR INCOME TR    COM              920961109       59    10000 SH       SOLE                    10000        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      432     6925 SH       SOLE                     6925        0        0